Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Equity [Abstract]
Amount of FSIRS existing AOCI losses expected to reclassified income in next twelve months	$ 2.1